STOCK OPTIONS	12 Months Ended
Dec. 31, 2017
STOCK OPTIONS [Text Block]
8.	STOCK OPTIONS

The Company adopted a Stock Option Plan under which the Company can grant up to 6,620,230 common shares to its officers, directors, employees and consultants. The fair values of stock options granted are estimated at the date of the grant using the Black-Scholes option-pricing model.

On August 5, 2015, the Company granted 300,000 stock options to a director of the Company, each of which is exercisable into one common share of the Company at a price of $0.20 per share until July 31, 2020. These options will vest as follows: 100,000 on July 31, 2015, 100,000 on July 31, 2016 and 100,000 on July 31, 2017

On September 4, 2015, the Company granted 1,000,000 stock options to an officer of the Company, each of which is exercisable into one common share of the Company at a price of $0.20 per share until September 4, 2020. These options will vest as follows: 500,000 on September 4, 2015, 250,000 on September 4, 2016 and 250,000 on September 4, 2017.

The Company did not grant any stock options during the year ended December 31, 2016.

On June 7, 2017, the Company granted 4,630,000 options to directors, officers, and third parties of the Company, of which each option is exerciseable for a period of 5 years at a price of $0.07 These options will vest as follows: 1,543,333 on June 7, 2017, 1,543,333 on June 7, 2018, and 1,543,333 on June 7, 2019.

During the year ended December 31, 2017, the Company recorded share-based compensation of $250,819 (2016 – $64,403, 2015 - $147,622) as consulting expenses and salaries related to the vesting and issuance of stock options.

The fair value assumptions used were as follows:

	2017	2016	2015

Expected dividend yield	0%	N/A	0%
			18
Risk-free interest rate	1.74%	N/A	1.51%
Expected volatility	140%	N/A	111%
Expected option life (in years)	5	N/A	4.94

The following table summarizes the continuity of the Company’s stock options:

			Weighted-
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Options	Price	Term (years)
Outstanding, December 31, 2015	1,900,000	$0.20	4.20
Granted	-	-	-
Expired	-	-	-
Outstanding, December 31, 2016	1,900,000	$0.20	3.20
Granted	4,630,000	$0.07	3.15
Outstanding, December 31, 2017	6,530,000	$0.13	3.80
Exercisable, December 31, 2017	3,443,333	$0.13	3.80

A summary of the status of the Company’s non-vested options and changes are presented below:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value

Non-vested at December 31, 2015	900,000	$0.15
Granted	-	-
Vested	(550,000)	$0.14

Non-vested at December 31, 2016	350,000	$0.16
Granted	4,630,000	$0.07
Vested	(1,893,333)	$0.07

Non-vested at December 31, 2017	3,086,667	$0.07

As at December 31, 2017, there was $70,551 (2016 – $16,424) in total unrecognized compensation cost related to non-vested stock options.

As at December 31, 2017, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
600,000	$0.20	April 30, 2019
300,000	$0.20	July 31, 2020
1,000,000	$0.20	September 4, 2020
4,630,000	$0.07	June 7, 2022
6,530,000